Shareholder Report, Average Annual Return (Details)						1 Months Ended	6 Months Ended	12 Months Ended	36 Months Ended	54 Months Ended	60 Months Ended	80 Months Ended	83 Months Ended
	May 01, 2024	Oct. 29, 2021	May 01, 2020	Mar. 15, 2018	Dec. 11, 2017	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000218707
Average Annual Return [Line Items]
Line Graph and Table Measure Name								PFG American Funds Conservative Income Strategy Fund
C000218708
Average Annual Return [Line Items]
Line Graph and Table Measure Name								PFG American Funds Growth Strategy Fund
C000192501
Average Annual Return [Line Items]
Line Graph and Table Measure Name								PFG BNY Mellon Diversifier Strategy Fund
C000218709
Average Annual Return [Line Items]
Line Graph and Table Measure Name								PFG BR Target Allocation Equity Strategy Fund
C000230899
Average Annual Return [Line Items]
Line Graph and Table Measure Name								PFG Fidelity Institutional AM Core Plus Bond Strategy Fund
C000218710
Average Annual Return [Line Items]
Line Graph and Table Measure Name								PFG Fidelity Institutional AM Equity Index Strategy Fund
C000218711
Average Annual Return [Line Items]
Line Graph and Table Measure Name								PFG Fidelity Institutional AM Equity Sector Strategy Fund
C000248139
Average Annual Return [Line Items]
Line Graph and Table Measure Name						PFG Global Equity Index Strategy Fund
C000230900
Average Annual Return [Line Items]
Line Graph and Table Measure Name								PFG Invesco Equity Factor Rotation Strategy Fund
C000230901
Average Annual Return [Line Items]
Line Graph and Table Measure Name								PFG Janus Henderson Balanced Strategy Fund
C000192505
Average Annual Return [Line Items]
Line Graph and Table Measure Name								PFG JP Morgan Tactical Aggressive Strategy Fund
C000192506
Average Annual Return [Line Items]
Line Graph and Table Measure Name								PFG JP Morgan Tactical Moderate Strategy Fund
C000192508
Average Annual Return [Line Items]
Line Graph and Table Measure Name								PFG Meeder Tactical Strategy Fund
C000192513
Average Annual Return [Line Items]
Line Graph and Table Measure Name								PFG MFS Aggressive Growth Strategy Fund
C000192503
Average Annual Return [Line Items]
Line Graph and Table Measure Name								PFG PIMCO Active Core Bond Strategy Fund
C000218712
Average Annual Return [Line Items]
Line Graph and Table Measure Name								PFG Tactical Income Strategy Fund
C000248140
Average Annual Return [Line Items]
Line Graph and Table Measure Name						PFG US Equity Index Strategy Fund
Without Sales Load [Member] | C000218707
Average Annual Return [Line Items]
Average Annual Return, Percent							5.43%	11.11%		1.15%
Without Sales Load [Member] | C000218708
Average Annual Return [Line Items]
Average Annual Return, Percent							10.60%	35.01%		11.72%
Without Sales Load [Member] | C000192501
Average Annual Return [Line Items]
Average Annual Return, Percent							4.65%	11.77%			1.58%		1.37%
Without Sales Load [Member] | C000218709
Average Annual Return [Line Items]
Average Annual Return, Percent							10.53%	31.16%		12.12%
Without Sales Load [Member] | C000230899
Average Annual Return [Line Items]
Average Annual Return, Percent							4.81%	10.32%	(3.17%)
Without Sales Load [Member] | C000218710
Average Annual Return [Line Items]
Average Annual Return, Percent							10.09%	30.28%		12.91%
Without Sales Load [Member] | C000218711
Average Annual Return [Line Items]
Average Annual Return, Percent							9.90%	30.67%		14.96%
Without Sales Load [Member] | C000248139
Average Annual Return [Line Items]
Average Annual Return, Percent							7.70%
Without Sales Load [Member] | C000230900
Average Annual Return [Line Items]
Average Annual Return, Percent							5.10%	26.89%	(3.18%)
Without Sales Load [Member] | C000230901
Average Annual Return [Line Items]
Average Annual Return, Percent							8.93%	23.00%	1.27%
Without Sales Load [Member] | C000192505
Average Annual Return [Line Items]
Average Annual Return, Percent							10.02%	30.51%			9.38%		7.40%
Without Sales Load [Member] | C000192506
Average Annual Return [Line Items]
Average Annual Return, Percent							8.46%	23.11%			5.29%	4.31%
Without Sales Load [Member] | C000192508
Average Annual Return [Line Items]
Average Annual Return, Percent							8.61%	25.86%			5.61%		4.21%
Without Sales Load [Member] | C000192513
Average Annual Return [Line Items]
Average Annual Return, Percent							7.79%	25.60%			7.73%		7.10%
Without Sales Load [Member] | C000192503
Average Annual Return [Line Items]
Average Annual Return, Percent							4.00%	9.54%			(0.64%)		0.05%
Without Sales Load [Member] | C000218712
Average Annual Return [Line Items]
Average Annual Return, Percent							6.15%	16.81%		4.26%
Without Sales Load [Member] | C000248140
Average Annual Return [Line Items]
Average Annual Return, Percent							11.50%
Morningstar Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Conservative Target Risk Index
Average Annual Return, Percent							6.21%	14.07%		2.14%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Aggressive Target Risk Index
Average Annual Return, Percent							9.31%	29.54%		13.68%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent							5.31%	10.55%			(0.23%)		1.10%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Aggressive Target Risk Index
Average Annual Return, Percent							9.31%	29.54%		13.68%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent							5.31%	10.55%	(2.20%)
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Aggressive Target Risk Index
Average Annual Return, Percent							9.31%	29.54%		13.68%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Aggressive Target Risk Index
Average Annual Return, Percent							9.31%	29.54%		13.68%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Average Annual Return, Percent							9.57%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Aggressive Target Risk Index
Average Annual Return, Percent							9.31%	29.54%	4.22%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Moderate Target Risk Index
Average Annual Return, Percent							7.87%	22.37%	1.88%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar Aggressive Target Risk Index
Average Annual Return, Percent							9.31%	29.54%			9.41%		8.39%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Morningstar Moderate Target Risk Index
Average Annual Return, Percent							7.87%	22.37%			6.16%	5.95%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar Moderate Target Risk Index
Average Annual Return, Percent							7.87%	22.37%			6.16%		5.97%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar Aggressive Target Risk Index
Average Annual Return, Percent							9.31%	29.54%			9.41%		8.39%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent							5.31%	10.55%			(0.23%)		1.10%
Morningstar Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Moderately Conservative Target Risk Index
Average Annual Return, Percent							7.12%	18.30%		5.37%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Average Annual Return, Percent							9.57%
Morningstar Moderately Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Morningstar Moderately Aggressive Target Risk Index
Average Annual Return, Percent							8.77%	26.48%			8.04%	7.25%